Note 16 - Earnings Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net income attributable to IIJ	¥ 4,038,282	¥ 3,322,081	¥ 4,442,237
Basic weighted-average number of common shares outstanding (in shares)	45,950,098	45,942,291	44,306,680
Dilutive effect of stock options (in shares)	93,285	72,446	54,403
Diluted weighted-average number of common shares outstanding (in shares)	46,043,383	46,014,737	44,361,083
Basic net income attributable to Internet Initiative Japan Inc. per common share (in Japanese Yen per share)	¥ 87.88	¥ 72.31	¥ 100.26
Diluted net income attributable to Internet Initiative Japan Inc. per common share (in Japanese Yen per share)	¥ 87.71	¥ 72.20	¥ 100.14